Document And Entity Information	9 Months Ended
Jul. 31, 2024
Document Information Line Items
Entity Registrant Name	Clearmind Medicine Inc.
Document Type	6-K
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Entity Central Index Key	0001892500
Document Period End Date	Jul. 31, 2024
Entity File Number	001-41557